UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

WESTERN ASSET

SHORT-TERM BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short-Term Bond Fund for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	Western Asset Short-Term Bond Fund

Performance review

For the six months ended June 30, 2019, Class A shares of Western Asset Short-Term Bond Fund, excluding sales charges, returned 3.20%. The Fund’s unmanaged benchmark, the FTSE Treasury/Government Sponsored/Credit 1-3 Year Index1, returned 2.70% for the same period. The Lipper Short Investment Grade Debt Funds Category Average2 returned 3.08% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Short-Term Bond Fund:
Class A	3.20%
Class C	2.81%
Class C1[3]	3.33%
Class R	3.01%
Class I	3.32%
Class IS	3.37%
FTSE Treasury/Government Sponsored/Credit 1-3 Year Index	2.70%
Lipper Short Investment Grade Debt Funds Category Average	3.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or reimbursements without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2019 for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 2.24%, 1.53%, 2.03%, 1.92%, 2.52% and 2.62%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C, Class C1, Class R and Class I shares would have been 1.52%, 2.02%, 1.81% and 2.49%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2019, as supplemented July 12, 2019, the gross total annual fund operating expense ratios for Class A, Class C,

[1]	The FTSE Treasury/Government Sponsored/Credit 1-3 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 379 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[3]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Short-Term Bond Fund	III

Performance review (cont’d)

Class C1, Class R, Class I and Class IS shares were 0.75%, 1.49%, 0.97%, 1.29%, 0.53% and 0.41%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.05% for Class C1 shares, 1.10% for Class R shares, 0.50% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Investments in bonds are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Asset-backed, mortgage-backed and mortgage related securities are subject to prepayment and extension risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Short-Term Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2019 and December 31, 2018 and does not include derivatives, such as futures contracts, swap contracts and written options. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.20%	$1,000.00	$1,032.00	0.73%	$3.68	Class A	5.00%	$1,000.00	$1,021.17	0.73%	$3.66
Class C	2.81	1,000.00	1,028.10	1.49	7.49	Class C	5.00	1,000.00	1,017.41	1.49	7.45
Class C1	3.33	1,000.00	1,033.30	0.99	4.99	Class C1	5.00	1,000.00	1,019.89	0.99	4.96
Class R	3.01	1,000.00	1,030.10	1.10	5.54	Class R	5.00	1,000.00	1,019.34	1.10	5.51
Class I	3.32	1,000.00	1,033.20	0.50	2.52	Class I	5.00	1,000.00	1,022.32	0.50	2.51
Class IS	3.37	1,000.00	1,033.70	0.40	2.02	Class IS	5.00	1,000.00	1,022.81	0.40	2.01

2	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— FTSE Treasury/Government Sponsored/Credit 1-3 Year Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WA Short-Term	— Western Asset Short-Term Bond Fund

4	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— FTSE Treasury/Government Sponsored/Credit 1-3 Year Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WA Short-Term	— Western Asset Short-Term Bond Fund

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2019

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 46.1%
Communication Services — 3.8%
Diversified Telecommunication Services — 1.3%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.260%	6/30/20	$2,550,000	$2,568,381	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.616%	6/12/24	2,740,000	2,776,400	(a)
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	1,000,000	1,048,183
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	2,942,000	3,263,068
Total Diversified Telecommunication Services				9,656,032
Interactive Media & Services — 0.2%
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	1,770,000	1,785,054	(b)
Media — 1.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	1,205,000	1,266,629
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,000,000	1,086,497
Comcast Corp., Senior Notes	3.300%	10/1/20	1,950,000	1,977,143
DISH DBS Corp., Senior Notes	5.875%	11/15/24	940,000	893,000
Fox Corp., Senior Notes	4.030%	1/25/24	350,000	372,522	(c)
Interpublic Group of Cos Inc., Senior Notes	3.750%	10/1/21	1,620,000	1,663,012
Prosus NV, Senior Notes	5.500%	7/21/25	570,000	623,124	(c)
Prosus NV, Senior Notes	4.850%	7/6/27	1,150,000	1,231,472	(c)
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	1,750,000	1,783,039
Total Media				10,896,438
Wireless Telecommunication Services — 0.8%
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	2,530,000	2,553,856	(c)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	1,648,125	1,652,674	(c)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,640,000	1,715,862
Total Wireless Telecommunication Services				5,922,392
Total Communication Services				28,259,916

See Notes to Financial Statements.

6	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Discretionary — 3.0%
Auto Components — 0.1%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	$880,000	$884,612	(c)
Automobiles — 1.7%
BMW US Capital LLC, Senior Notes	2.950%	4/14/22	3,090,000	3,137,327	(c)
Daimler Finance North America LLC, Senior Notes	3.750%	11/5/21	1,200,000	1,231,013	(c)
Ford Motor Credit Co. LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,725,282
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.930%)	3.495%	11/4/19	1,900,000	1,902,549	(a)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,168,317
General Motors Financial Co. Inc., Senior Notes	3.550%	4/9/21	2,650,000	2,689,483
Total Automobiles				12,853,971
Hotels, Restaurants & Leisure — 0.2%
Sands China Ltd., Senior Notes	4.600%	8/8/23	950,000	1,000,385
Internet & Direct Marketing Retail — 0.5%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,504,485
Amazon.com Inc., Senior Notes	1.900%	8/21/20	460,000	459,068
Total Internet & Direct Marketing Retail				3,963,553
Specialty Retail — 0.5%
Home Depot Cos. Inc., Senior Notes	3.250%	3/1/22	1,880,000	1,940,924
Lowe’s Cos. Inc., Senior Notes (3 mo. USD LIBOR + 0.420%)	2.873%	9/10/19	1,850,000	1,851,496	(a)
Total Specialty Retail				3,792,420
Total Consumer Discretionary				22,494,941
Consumer Staples — 3.6%
Beverages — 1.2%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.836%	2/1/21	3,720,000	3,774,259	(a)
Coca-Cola, Senior Notes	1.875%	10/27/20	3,320,000	3,313,547
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	1,960,000	2,052,790
Total Beverages				9,140,596
Food & Staples Retailing — 1.1%
Kroger Co., Senior Notes	3.400%	4/15/22	1,690,000	1,730,830
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,047,245

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food & Staples Retailing — continued
Walgreens Boots Alliance Inc., Senior Notes	3.300%	11/18/21	$550,000	$561,270
Walmart Inc., Senior Notes	1.900%	12/15/20	3,580,000	3,574,742
Total Food & Staples Retailing				7,914,087
Food Products — 0.6%
JM Smucker Company (The), Senior Notes	2.500%	3/15/20	1,770,000	1,769,968
Kraft Heinz Foods Co., Senior Notes	2.800%	7/2/20	1,150,000	1,151,495
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,147,774	(c)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	450,398	(c)
Total Food Products				4,519,635
Household Products — 0.1%
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	710,000	709,604	(c)
Tobacco — 0.6%
Altria Group Inc., Senior Notes	9.250%	8/6/19	190,000	191,196
Altria Group Inc., Senior Notes	3.490%	2/14/22	880,000	905,338
Altria Group Inc., Senior Notes	3.800%	2/14/24	270,000	281,646
BAT Capital Corp., Senior Notes	2.764%	8/15/22	2,400,000	2,404,546
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	810,000	808,542
Total Tobacco				4,591,268
Total Consumer Staples				26,875,190
Energy — 5.3%
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., Senior Notes	2.773%	12/15/22	1,250,000	1,264,324
Duke Energy Carolinas LLC	3.350%	5/15/22	2,580,000	2,668,479
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	938,491
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	830,000	831,660	(c)
Total Energy Equipment & Services				5,702,954
Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	1,923,000	1,991,247
Apache Corp., Senior Notes	3.625%	2/1/21	1,400,000	1,420,923
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,070,000	1,104,776
Chevron Corp., Senior Notes	2.100%	5/16/21	1,780,000	1,782,135
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,040,000	1,102,225
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	2,760,000	3,000,941

See Notes to Financial Statements.

8	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	5.000%	9/15/22	$1,290,000	$1,301,921
Devon Energy Corp., Senior Notes	3.250%	5/15/22	2,160,000	2,201,574
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	150,000	159,723
Enterprise Products Operating LLC, Senior Notes	2.800%	2/15/21	1,250,000	1,259,086
KazMunayGas National Company JSC, Senior Notes	3.875%	4/19/22	1,700,000	1,739,100	(c)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	2,820,000	2,976,944	(c)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	220,000	225,115
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	1,324,000	1,421,499
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	320,000	334,368
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,918,525	(c)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	1,070,000	1,114,476	(c)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	2,013,335
Shell International Finance BV, Senior Notes	1.750%	9/12/21	330,000	327,378
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.985%	5/11/20	3,550,000	3,563,370	(a)
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,210,000	1,226,161
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	1,500,000	1,528,036
Total Oil, Gas & Consumable Fuels				33,712,858
Total Energy				39,415,812
Financials — 18.0%
Banks — 12.4%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	1,260,000	1,261,079	(c)
ABN AMRO Bank NV, Senior Notes	3.400%	8/27/21	1,930,000	1,971,307	(c)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	1,700,000	1,711,050	(c)
Banco Santander SA, Senior Notes	3.125%	2/23/23	800,000	812,070
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,000,000	1,038,810
Bank of America Corp., Senior Notes	2.625%	10/19/20	8,070,000	8,103,448

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	$320,000	$332,373	(a)
Bank of Montreal, Senior Notes	3.100%	4/13/21	4,720,000	4,794,354
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	200,000	226,437	(c)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000	1,092,595
BNP Paribas SA, Senior Notes	3.500%	3/1/23	3,790,000	3,901,320	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	200,000	203,637	(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,700,000	1,825,024	(a)(c)
BPCE SA, Senior Notes	3.000%	5/22/22	500,000	504,953	(c)
Branch Banking & Trust Co., Senior Notes	2.250%	6/1/20	300,000	299,748
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,470,000	1,537,407	(a)(d)
Citigroup Inc., Senior Notes	2.900%	12/8/21	2,340,000	2,365,150
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	250,000	249,799
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	660,000	668,423	(c)
Cooperatieve Rabobank UA, Senior Notes	3.125%	4/26/21	4,400,000	4,471,677
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	3.423%	6/10/20	3,620,000	3,648,874	(a)(c)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	3.499%	7/1/21	1,630,000	1,652,342	(a)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	970,000	1,015,039	(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	460,000	497,530	(c)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	300,000	315,452
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	3.940%	4/23/21	3,610,000	3,665,544	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	2,540,000	2,579,902
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	200,000	208,503	(a)
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.610%)	3.145%	11/13/19	3,140,000	3,146,656	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	3,740,000	3,703,448	(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	2,810,000	2,845,817

See Notes to Financial Statements.

10	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	$4,090,000	$4,177,913
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.990%)	3.511%	5/27/21	2,600,000	2,632,723	(a)(c)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	1,940,000	2,044,407
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	2,350,000	2,392,514
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	460,000	476,012	(a)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	732,893
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,970,262
Sumitomo Mitsui Banking Corp., Senior Notes	2.092%	10/18/19	900,000	899,115
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,553,658
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	400,000	407,579
Toronto-Dominion Bank, Senior Notes	2.125%	4/7/21	500,000	499,654
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	420,000	428,461
UniCredit SpA, Senior Notes	6.572%	1/14/22	710,000	755,044	(c)
US Bancorp, Senior Notes	2.350%	1/29/21	130,000	130,428
US Bancorp, Senior Notes	3.375%	2/5/24	3,880,000	4,062,678
US Bank NA, Senior Notes	3.150%	4/26/21	310,000	315,722
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/29/19	2,450,000	2,454,851	(a)(d)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	1,410,000	1,483,395
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 0.680%)	3.263%	1/30/20	1,860,000	1,866,501	(a)
Total Banks				91,933,578
Capital Markets — 2.4%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	3.395%	8/17/20	2,430,000	2,451,199	(a)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	770,000	811,646
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,000,000	1,015,985
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,810,000	1,809,411
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	4,230,000	4,416,283

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/16/19	$3,190,000	$0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	5.500%	7/24/20	3,730,000	3,851,023
UBS Group Funding Switzerland AG, Senior Notes (3 mo. USD LIBOR + 1.440%)	3.783%	9/24/20	3,470,000	3,522,910	(a)(c)
Total Capital Markets				17,878,457
Consumer Finance — 0.9%
American Express Co., Senior Notes	3.000%	2/22/21	3,390,000	3,428,189
American Express Co., Senior Notes	3.375%	5/17/21	3,160,000	3,220,679
American Express Credit Corp., Senior Notes	2.600%	9/14/20	60,000	60,237
Synchrony Financial, Senior Notes	3.000%	8/15/19	274,000	274,046
Total Consumer Finance				6,983,151
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	400,000	419,669
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	910,000	977,809
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	7,010,000	6,979,007
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,160,000	2,464,407
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,100,628
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	1,600,000	1,629,573	(c)
USAA Capital Corp., Senior Notes	2.625%	6/1/21	1,550,000	1,563,511	(c)
Total Diversified Financial Services				15,134,604
Insurance — 0.3%
American International Group Inc., Senior Notes	3.300%	3/1/21	500,000	506,907
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,555,599	(c)
Total Insurance				2,062,506
Total Financials				133,992,296

See Notes to Financial Statements.

12	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — 4.3%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	2.500%	5/14/20	$3,390,000	$3,390,241
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	980,000	978,866
Total Biotechnology				4,369,107
Health Care Equipment & Supplies — 0.5%
Becton Dickinson and Co., Senior Notes	2.404%	6/5/20	1,420,000	1,419,171
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	3.504%	6/6/22	1,100,000	1,107,790	(a)
Zimmer Biomet Holdings Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.169%	3/19/21	1,250,000	1,249,084	(a)
Total Health Care Equipment & Supplies				3,776,045
Health Care Providers & Services — 1.3%
Anthem Inc., Senior Notes	2.500%	11/21/20	500,000	501,158
Cigna Corp., Senior Notes	3.400%	9/17/21	1,710,000	1,743,914	(c)
CVS Health Corp., Senior Notes	3.350%	3/9/21	5,760,000	5,841,923
Humana Inc., Senior Notes	2.500%	12/15/20	1,260,000	1,261,088
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	290,000	291,241
Total Health Care Providers & Services				9,639,324
Pharmaceuticals — 1.9%
Allergan Funding SCS, Senior Notes	3.000%	3/12/20	1,130,000	1,133,528
Elanco Animal Health Inc., Senior Notes	3.912%	8/27/21	1,710,000	1,747,676	(c)
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	690,000	695,599
GlaxoSmithKline Capital PLC, Senior Notes	3.125%	5/14/21	1,330,000	1,352,907
Merck & Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.375%)	2.920%	2/10/20	3,390,000	3,396,841	(a)
Pfizer Inc., Senior Notes	3.000%	9/15/21	1,630,000	1,663,165
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	130,000	126,002
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	3,483,000	3,473,422
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	340,000	323,850
Total Pharmaceuticals				13,912,990
Total Health Care				31,697,466
Industrials — 3.3%
Aerospace & Defense — 1.7%
Boeing Co., Senior Notes	1.650%	10/30/20	500,000	496,394
General Dynamics Corp., Senior Notes	3.000%	5/11/21	2,200,000	2,236,369
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	1,000,000	1,025,920

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Aerospace & Defense — continued
Northrop Grumman Corp., Senior Notes	2.080%	10/15/20	$3,590,000	$3,585,546
United Technologies, Senior Notes	3.100%	6/1/22	2,550,000	2,609,809
United Technologies Corp., Senior Notes	3.350%	8/16/21	2,230,000	2,280,007
Total Aerospace & Defense				12,234,045
Airlines — 0.0%
Continental Airlines Pass-Through Trust	6.703%	6/15/21	86,072	90,307
Commercial Services & Supplies — 0.0%
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	150,000	162,750
Electrical Equipment — 0.1%
ABB Finance USA Inc., Senior Notes	2.800%	4/3/20	1,050,000	1,052,459
Industrial Conglomerates — 0.3%
General Electric Co., Senior Notes	6.000%	8/7/19	800,000	802,642
General Electric Co., Senior Notes	5.500%	1/8/20	580,000	588,315
General Electric Co., Senior Notes	3.150%	9/7/22	1,000,000	1,013,165
Total Industrial Conglomerates				2,404,122
Machinery — 0.4%
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,515,639
John Deere Capital Corp., Senior Notes	2.875%	3/12/21	300,000	303,628
Total Machinery				2,819,267
Road & Rail — 0.8%
Union Pacific Corp., Senior Notes	3.200%	6/8/21	3,623,000	3,688,760
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,920,000	2,016,330
Total Road & Rail				5,705,090
Total Industrials				24,468,040
Information Technology — 2.4%
IT Services — 0.9%
Visa Inc., Senior Notes	2.200%	12/14/20	6,500,000	6,512,206
Software — 1.1%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,400,000	1,397,123
Microsoft Corp., Senior Notes	1.550%	8/8/21	2,270,000	2,251,435
Microsoft Corp., Senior Notes	2.400%	2/6/22	4,310,000	4,356,843
Total Software				8,005,401
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc., Senior Notes	1.550%	8/4/21	3,250,000	3,219,635
Total Information Technology				17,737,242
Materials — 1.8%
Chemicals — 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	2,230,000	2,230,504	(c)

See Notes to Financial Statements.

14	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — 0.8%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	$1,810,000	$1,852,069	(c)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	140,000	140,875
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,210,000	1,265,699	(c)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	920,000	927,489	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,411,000	1,702,019
Total Metals & Mining				5,888,151
Paper & Forest Products — 0.7%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	3,160,000	3,160,314	(c)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,720,000	1,883,400	(c)
Total Paper & Forest Products				5,043,714
Total Materials				13,162,369
Utilities — 0.6%
Electric Utilities — 0.6%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	2,386,000	2,416,146
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	1,640,000	1,740,040	(b)
Total Utilities				4,156,186
Total Corporate Bonds & Notes (Cost — $339,252,857)				342,259,458
U.S. Government & Agency Obligations — 17.3%
U.S. Government Agencies — 2.0%
Federal Farm Credit Banks, Bonds	2.070%	1/4/21	2,940,000	2,949,938
Federal Farm Credit Banks, Bonds (3 mo. USD LIBOR + 0.010%)	2.397%	9/20/21	4,400,000	4,403,373	(a)
Federal Home Loan Banks, Bonds	1.375%	9/28/20	3,030,000	3,010,357
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.375%	4/20/20	1,370,000	1,363,151
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.625%	9/29/20	2,220,000	2,212,722
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	2/16/21	1,240,000	1,250,936
Total U.S. Government Agencies				15,190,477
U.S. Government Obligations — 15.3%
U.S. Treasury Notes	2.000%	9/30/20	10,000	10,015
U.S. Treasury Notes	2.500%	1/31/21	13,410,000	13,551,696
U.S. Treasury Notes	2.375%	3/15/21	6,150,000	6,210,179
U.S. Treasury Notes	2.625%	5/15/21	16,210,000	16,462,648
U.S. Treasury Notes	1.625%	6/30/21	19,290,000	19,247,426
U.S. Treasury Notes	2.500%	2/15/22	7,880,000	8,035,907

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	2.125%	3/31/24	$30,410,000	$30,921,981
U.S. Treasury Notes	2.250%	4/30/24	9,310,000	9,522,203
U.S. Treasury Notes	1.750%	6/30/24	990,000	989,671
U.S. Treasury Notes	2.000%	2/15/25	2,430,000	2,455,297
U.S. Treasury Notes	2.250%	11/15/25	650,000	665,793
U.S. Treasury Notes	2.125%	5/31/26	5,070,000	5,155,259
Total U.S. Government Obligations				113,228,075
Total U.S. Government & Agency Obligations (Cost — $126,671,232)				128,418,552
Collateralized Mortgage Obligations (j) —14.9%
Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	11,617	11,612
Alternative Loan Trust, 2004-33 2A1	4.278%	12/25/34	9,838	10,132	(a)
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.310%)	2.714%	11/25/35	247,758	246,653	(a)
Banc of America Funding Trust, 2005-E 4A1	4.704%	3/20/35	25,102	25,430	(a)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	2.569%	9/29/36	731,414	721,774	(a)(c)
Banc of America Mortgage Trust, 2002-J B1	4.923%	9/25/32	104,856	104,637	(a)
Banc of America Mortgage Trust, 2003-C B1	5.141%	4/25/33	224,865	93,361	(a)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	2.724%	1/25/47	321,612	251,706	(a)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	2,080,000	2,211,548	(a)
Chase Mortgage Finance Trust, 2007-A1 2A3	4.719%	2/25/37	42,750	44,065	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	2.704%	8/25/35	3,462	3,494	(a)(c)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.290%)	2.694%	10/25/35	58,209	58,861	(a)(c)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	2.604%	1/25/36	7,351	7,358	(a)(c)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	710,000	732,606	(c)
Citigroup Commercial Mortgage Trust, 2016-GC36 A1	1.613%	2/10/49	165,127	164,395

See Notes to Financial Statements.

16	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	$2,020,000	$2,137,000
Citigroup Commercial Mortgage Trust, 2019-SST2 A (1 mo. USD LIBOR + 0.920%)	3.314%	12/15/36	3,530,000	3,494,328	(a)(c)
Citigroup Mortgage Loan Trust, 2007- AR4 2A1A	5.017%	3/25/37	317,167	273,925	(a)
CLNS Trust, 2017-IKPR A (1 mo. USD LIBOR + 0.800%)	3.212%	6/11/32	710,000	711,015	(a)(c)
Commercial Mortgage Trust, 2010-C1 C	6.152%	7/10/46	860,000	889,921	(a)(c)
Commercial Mortgage Trust, 2018-COR3 A3	4.228%	5/10/51	2,140,000	2,381,725
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.824%	7/25/36	400,852	384,934	(a)(c)
Credit Suisse Mortgage Trust, 2014-11R 15A2	4.276%	1/27/36	2,061,459	1,930,961	(a)(c)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.250%)	2.640%	2/19/45	136,711	136,330	(a)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	3.140%	12/29/45	273,902	274,292	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	255,512	276,258
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3877 FA (1 mo. USD LIBOR + 0.350%)	2.744%	11/15/40	408,645	409,098	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.854%	10/25/29	2,360,000	2,526,286	(a)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	7.304%	11/25/24	965,067	1,065,153	(a)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	5.404%	10/25/29	3,110,000	3,249,219	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	3.084%	10/25/30	1,414,943	1,415,725	(a)(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	2,224,435	2,250,732	(a)(c)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	$116,713	$136,905	(a)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.814%	5/15/34	963,967	905,904	(a)(c)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	671,979	663,565
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	2.889%	12/19/59	638,622	638,222	(a)(c)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	3.428%	5/20/60	1,353,999	1,372,739	(a)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	2.797%	10/20/60	2,426,021	2,417,304	(a)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.917%	11/20/60	3,060,235	3,058,785	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.967%	2/20/61	843,814	844,362	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	2.937%	8/20/61	1,467,849	1,467,943	(a)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	2.967%	7/20/62	9,338,355	9,346,107	(a)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	2.997%	10/20/62	294,279	301,790	(a)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	2.987%	10/20/62	499,361	499,949	(a)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	2.807%	12/20/62	5,903,922	5,888,059	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	2.867%	3/20/63	1,889,086	1,884,646	(a)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	2.937%	6/20/63	588,914	588,963	(a)

See Notes to Financial Statements.

18	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	2.937%	6/20/63	$239,060	$239,077	(a)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	2.937%	5/20/63	220,412	220,426	(a)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	3.108%	2/20/60	164,523	165,197	(a)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	2.978%	3/20/60	1,128,713	1,130,794	(a)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.817%	8/20/58	2,449,530	2,443,711	(a)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.967%	1/20/61	264,653	264,860	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.967%	12/20/60	338,319	338,593	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.917%	2/20/61	521,048	520,792	(a)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.904%	5/25/37	196,575	198,549	(a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.674%	11/25/36	1,793,743	1,383,394	(a)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. USD LIBOR + 0.720%)	3.124%	1/25/35	160,971	137,759	(a)
JP Morgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,247,140	3,324,284	(c)
JP Morgan Chase Commercial Mortgage Securities Trust, 2015-UES A	2.933%	9/5/32	1,425,000	1,431,409	(c)
JP Morgan Resecuritization Trust Series, 2009-10 7A2	6.054%	2/26/37	3,817,043	2,179,887	(a)(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	1,943,000	2,048,916
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	1,119,143	1,135,394	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	3,776,660	3,828,635	(a)(c)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Lanark Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.420%)	2.943%	12/22/69	$2,520,000	$2,522,286	(a)(c)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.220%)	2.624%	12/25/36	64,363	21,058	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	26,343	27,249	(c)
Merrill Lynch Mortgage Investors Trust MLMI Series, 2003-A2 2M1	4.437%	3/25/33	222,385	182,145	(a)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1	4.598%	2/25/34	37,851	38,390	(a)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A2	4.598%	2/25/34	1,608,687	1,631,593	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	570,000	598,897
Morgan Stanley Capital I Trust, 2016- UBS9 A1	1.711%	3/15/49	453,839	450,847
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	3.244%	11/15/34	710,000	707,298	(a)(c)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	1.036%	12/15/51	54,281,009	3,615,311	(a)
Morgan Stanley Capital I Trust, 2019- BPR A (1 mo. USD LIBOR + 1.400%)	3.794%	5/15/36	1,450,000	1,452,279	(a)(c)
MSCG Trust, 2016-SNR A	3.460%	11/15/34	761,638	760,727	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	864,596	909,392	(a)(c)
RAMP Series Trust, 2004-SL4 A5	7.500%	7/25/32	12,267	8,768
Residential Accredit Loans Inc., 2007- QS7 1A7 (1 mo. USD LIBOR + 0.550%)	2.954%	5/25/37	2,081,256	1,635,348	(a)
Seasoned Credit Risk Transfer Trust Series, 2018-1 M	4.750%	5/25/57	1,530,000	1,502,493	(a)(c)
Seasoned Credit Risk Transfer Trust Series, 2019-1 M	4.750%	7/25/58	1,970,000	1,954,476	(a)(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	3.232%	6/20/33	360,912	363,103	(a)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	2.982%	1/21/70	416,000	416,083	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	4.403%	3/25/34	271,932	274,132	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	4.491%	6/25/35	85,060	84,247	(a)

See Notes to Financial Statements.

20	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.273%	3/25/35	$229,541	$218,319	(a)
Structured Asset Securities Corp., 2005- RF3 2A	4.266%	6/25/35	404,930	384,378	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificate Series, 2002-3 B2	6.500%	3/25/32	570,013	631,915	(a)
Thornburg Mortgage Securities Trust, 2004-2 A4 (1 mo. USD LIBOR + 0.680%)	3.084%	6/25/44	1,664,545	1,680,840	(a)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	2,880,000	3,056,749
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	1,757,000	1,800,311	(c)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	4.626%	8/20/35	25,993	23,988	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.410%)	2.814%	12/25/45	108,582	108,790	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR4 A5	4.266%	4/25/35	56,416	58,434	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.697%	6/25/33	72,505	74,968	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (11th District Cost of Funds + 1.500%, min. coupon of 1.500%)	2.595%	10/25/46	1,643,216	1,586,443	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2007-OA2 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.700%)	3.204%	3/25/47	1,686,761	1,551,255	(a)
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	4.973%	12/25/34	94,538	97,906	(a)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	4.929%	7/25/34	102,415	94,293	(a)
WFRBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	350,984	350,737
Total Collateralized Mortgage Obligations (Cost — $108,357,973)				110,376,902
Asset-Backed Securities — 11.2%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	3.529%	5/25/32	108,844	108,924	(a)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	3.084%	4/25/33	1,405,883	1,395,819	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	3.229%	8/25/33	$114,224	$112,441	(a)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.999%	5/1/26	150,000	150,326	(a)(c)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	4.169%	5/1/27	940,000	940,676	(a)(c)
American Money Management Corp. CLO Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.100%)	3.621%	5/26/31	2,200,000	2,183,749	(a)(c)
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	4.092%	10/20/27	1,500,000	1,503,334	(a)(c)
Ares XXVII CLO Ltd., 2013-2A XR (3 mo. USD LIBOR + 0.900%)	3.482%	7/28/29	109,375	109,375	(a)(c)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2004-HE8 M2 (1 mo. USD LIBOR + 1.725%)	4.129%	12/25/34	958,755	969,826	(a)
Atlas Senior Loan Fund III Ltd., 2013-1A AR (3 mo. USD LIBOR + 0.830%)	3.355%	11/17/27	430,000	428,517	(a)(c)
Avery Point VI CLO Ltd., 2015-6A AR (3 mo. USD LIBOR + 1.050%)	3.615%	8/5/27	625,000	625,318	(a)(c)
Avery Point VI CLO Ltd., 2015-7A AR	3.544%	1/15/28	500,000	500,000	(c)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	3,570,000	3,628,094	(c)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.927%	4/13/27	4,000,000	4,002,796	(a)(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	2.804%	7/25/36	1,630,000	1,553,177	(a)(c)
Carlyle Global Market Strategies US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.812%	7/20/31	1,250,000	1,247,485	(a)(c)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	3.682%	10/20/28	1,030,000	1,029,356	(a)(c)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	3.952%	4/23/29	2,000,000	2,000,144	(a)(c)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	2,148	826	(a)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	3.334%	12/25/35	1,529,000	1,542,443	(a)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	3.847%	7/15/26	508,458	508,898	(a)(c)

See Notes to Financial Statements.

22	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
CWABS Revolving Home Equity Loan Trust Series, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	2.614%	2/15/29	$2,411,305	$2,227,472	(a)
Denali Capital CLO X LLC, 2013-1A A1LR (3 mo. USD LIBOR + 1.050%)	3.636%	10/26/27	2,750,000	2,746,730	(a)(c)
Dryden 75 CLO Ltd., 2019-75 AAR (3 mo. USD LIBOR + 1.200%)	3.534%	7/15/30	250,000	250,000	(a)(c)(k)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.660%	7/25/27	780,000	779,222	(a)(c)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	1,610,000	1,639,567	(c)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	3.838%	7/17/29	1,500,000	1,502,607	(a)(c)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.597%	4/15/31	1,000,000	987,944	(a)(c)
LCM XXIII Ltd., 2023-A A1 (3 mo. USD LIBOR + 1.400%)	3.992%	10/20/29	1,430,000	1,437,512	(a)(c)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	3.580%	7/25/26	1,062,013	1,063,337	(a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	2.664%	6/25/46	158,382	151,931	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	4.192%	10/20/30	250,000	247,448	(a)(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	3.704%	3/25/66	5,140,000	5,247,191	(a)(c)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.769%	12/7/20	847,685	847,311	(a)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	3.054%	11/25/52	979,768	962,048	(a)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2017-24A A (3 mo. USD LIBOR + 1.230%)	3.822%	4/19/30	250,000	250,299	(a)(c)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	3.666%	4/26/31	2,100,000	2,082,893	(a)(c)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.928%	8/15/29	500,000	501,301	(a)(c)
Option One Mortgage Loan Trust, 2007- FXD1 1A1	5.866%	1/25/37	1,401,505	1,354,342
Option One Mortgage Loan Trust, 2007- FXD1 2A1	5.866%	1/25/37	1,325,021	1,277,588

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	3.633%	4/30/27	$2,500,000	$2,496,920	(a)(c)
OZLM XV Ltd., 2016-15A A1 (3 mo. USD LIBOR + 1.490%)	4.082%	1/20/29	500,000	500,909	(a)(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	3.529%	8/25/33	87,397	86,717	(a)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	3.379%	12/25/33	28,104	27,459	(a)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	2.720%	12/15/38	3,790,000	3,699,890	(a)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.700%	6/15/39	3,182,378	3,094,146	(a)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	3.160%	3/15/33	132,630	130,033	(a)(c)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.730%	3/25/44	6,090,000	5,887,314	(a)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	3,582,115	3,564,052	(c)
Structured Asset Securities Corp., 2004- SC1 A	8.357%	12/25/29	20,103	19,950	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.380%)	2.784%	10/25/36	1,800,000	1,804,553	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1, 1A2	7.083%	5/25/31	1,631,458	1,471,755	(a)(c)
Symphony CLO XII Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.030%)	3.627%	10/15/25	2,037,087	2,033,259	(a)(c)
TCW CLO AMR Ltd., 2019-1A A (3 mo. USD LIBOR + 1.440%)	4.119%	2/15/29	520,000	521,329	(a)(c)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	4.292%	10/20/28	1,730,000	1,715,010	(a)(c)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	3.702%	7/20/30	1,500,000	1,494,150	(a)(c)
Voya CLO Ltd., 2013-1A A1AR (3 mo. USD LIBOR + 1.210%)	3.807%	10/15/30	1,000,000	999,106	(a)(c)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	4.307%	6/7/30	450,000	448,491	(a)(c)
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.370%)	2.774%	5/25/36	2,900,000	2,690,770	(a)
Total Asset-Backed Securities (Cost — $82,172,629)				82,784,080

See Notes to Financial Statements.

24	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 8.9%
FHLMC — 1.4%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/48	$5,074,172	$5,250,170
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/49	195,192	199,919
Federal Home Loan Mortgage Corp. (FHLMC) Gold	9.000%	5/1/20-1/1/21	28	27
Federal Home Loan Mortgage Corp. (FHLMC) Gold	8.000%	2/1/31	52,914	54,140
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	127,164	147,959
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/38	546,019	554,103
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	6/1/46-3/1/49	3,216,783	3,307,006
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	11/1/48	85,470	90,600
Federal Home Loan Mortgage Corp. (FHLMC) Gold (12 mo. USD LIBOR + 1.495%)	1.942%	6/1/43	1,169,529	1,183,904	(a)
Total FHLMC				10,787,828
FNMA — 5.5%
Federal National Mortgage Association (FNMA)	5.500%	3/1/20-9/1/21	438	438
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	35	35
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	2,862,183	2,891,679
Federal National Mortgage Association (FNMA)	6.500%	4/1/24	456	505
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	258,144	278,810
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	43	47
Federal National Mortgage Association (FNMA)	3.600%	1/1/29	496,913	538,174
Federal National Mortgage Association (FNMA)	3.820%	1/1/29	490,000	540,528
Federal National Mortgage Association (FNMA)	3.830%	1/1/29	1,490,000	1,640,889

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.310%	5/1/31	$100,000	$106,147
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-9/1/47	2,167,039	2,204,161
Federal National Mortgage Association (FNMA)	3.500%	3/1/43-6/1/49	10,275,038	10,569,697
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-6/1/57	12,071,795	12,610,457
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	615,847	653,441
Federal National Mortgage Association (FNMA)	4.500%	5/1/49	3,921,124	4,097,888
Federal National Mortgage Association (FNMA)	3.000%	7/1/49	1,400,000	1,412,059	(l)
Federal National Mortgage Association (FNMA)	5.000%	7/1/49	800,000	845,766	(l)
Federal National Mortgage Association (FNMA)	4.000%	7/15/49	1,200,000	1,240,336	(l)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.747%	9/1/37	1,032,968	1,083,233	(a)
Total FNMA				40,714,290
GNMA — 2.0%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	13,999	15,323
Government National Mortgage Association (GNMA)	6.500%	8/15/34	391,886	443,900
Government National Mortgage Association (GNMA)	7.000%	3/15/36	90,369	107,545
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	933,487	955,826
Government National Mortgage Association (GNMA)	3.500%	6/15/48	625,763	649,311
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-3/20/45	304,316	316,396
Government National Mortgage Association (GNMA) II	3.000%	1/20/47-2/20/48	3,818,394	3,908,544
Government National Mortgage Association (GNMA) II	4.000%	11/20/47-1/20/49	375,160	389,604
Government National Mortgage Association (GNMA) II	5.000%	12/20/48-1/20/49	488,580	511,208

See Notes to Financial Statements.

26	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	3.000%	7/20/49	$2,200,000	$2,248,383	(l)
Government National Mortgage Association (GNMA) II	3.500%	7/20/49	2,600,000	2,686,023	(l)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.193%)	3.685%	7/20/60	99,263	101,581	(a)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.059%)	4.576%	8/20/60	891,361	949,318	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.253%)	3.663%	7/20/60	206,371	210,665	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	3.850%	1/20/60	1,024,265	1,050,897	(a)
Total GNMA				14,544,524
Total Mortgage-Backed Securities (Cost — $64,922,325)				66,046,642
Sovereign Bonds — 1.6%
Canada — 0.3%
Province of Alberta Canada, Senior Notes	1.750%	8/26/20	2,100,000	2,092,465	(c)
Kuwait — 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,140,000	1,215,423	(c)
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	2.375%	6/2/21	1,770,000	1,770,179	(c)
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,910,000	2,005,620	(b)
Total Qatar				3,775,799
Saudi Arabia — 0.3%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	2,210,000	2,414,732	(c)
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,090,000	2,108,403	(c)
Total Sovereign Bonds (Cost — $11,194,098)				11,606,822

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Inflation Protected Securities — 0.2%
U.S. Treasury Bonds, Inflation Indexed (Cost — $1,682,464)	1.375%	2/15/44	$1,622,805	$1,843,590

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
Eurodollar 1-Year Mid Curve Futures, Call @ $98.00 (Cost — $118,217)	12/13/19	294	735,000	367,500
Total Investments before Short-Term Investments (Cost — $734,371,795)				743,703,546

	Rate		Shares
Short-Term Investments — 2.8%
Western Asset Government Cash Management Portfolio LLC (Cost — $20,687,132)	2.320%		20,687,132	20,687,132	(m)
Total Investments — 103.0% (Cost — $755,058,927)				764,390,678
Liabilities in Excess of Other Assets — (3.0)%				(22,027,265)
Total Net Assets — 100.0%				$742,363,413

See Notes to Financial Statements.

28	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of June 30, 2019.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of June 30, 2019.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2019, the Fund held TBA securities with a total cost of $8,392,508.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2019, the total market value of investments in Affiliated Companies was $20,687,132 and the cost was $20,687,132 (Note 8).

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities

CLO	— Collateral Loan Obligation

CMT	— Constant Maturity Treasury

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

REMIC	— Real Estate Mortgage Investment Conduit

USD	— United States Dollar

UST	— United States Treasury

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Eurodollar 1-Year Mid Curve Futures, Call	12/13/19	$97.75	147	$367,500	$(261,844)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Short-Term Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Eurodollar 1-Year Mid Curve Futures, Call	12/13/19	$98.50	147	$367,500	$(72,581)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	117.25	39	39,000	(3,656)
U.S. Treasury 5-Year Notes Futures, Put	8/23/19	117.25	39	39,000	(7,922)
Total Exchange-Traded Written Options (Premiums received — $140,899)					$(346,003)

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	310	12/19	$75,205,988	$76,019,750	$813,762
90-Day Eurodollar	245	6/20	59,520,016	60,257,750	737,734
U.S. Treasury 2-Year Notes	1,236	9/19	264,146,363	265,962,094	1,815,731
U.S. Treasury 5-Year Notes	341	9/19	40,275,901	40,291,281	15,380
					3,382,607
Contracts to Sell:
30-Day Federal Funds	123	7/19	50,041,707	50,041,941	(234)
30-Day Federal Funds	55	8/19	22,439,920	22,449,817	(9,897)
30-Day Federal Funds	152	1/20	62,014,130	62,290,149	(276,019)
U.S. Treasury 10-Year Notes	113	9/19	14,284,861	14,460,469	(175,608)
U.S. Treasury Long-Term Bonds	84	9/19	12,723,230	13,069,875	(346,645)
					(808,403)
Net unrealized appreciation on open futures contracts					$2,574,204

At June 30, 2019, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$19,290,000	6/27/21	1.732% semi-annually	3-Month LIBOR quarterly	—	$ 24,612
41,230,000	4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	$8,952	247,965
42,003,000	4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	2,834	(241,193)

See Notes to Financial Statements.

30	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset Short-Term Bond Fund

	CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$18,476,000	12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	$94,826	$(587,881)
	41,096,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(546,957)	(1,196,878)
	25,904,000	4/30/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	31,823	(3,266)
Total	$187,999,000				$(408,522)	$(1,756,641)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.32 Index	$30,930,000	6/20/24	1.000% quarterly	$(667,995)	$(582,985)	$(85,010)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR — London Interbank Offered Rate

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	31

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $734,371,795)	$743,703,546
Investments in affiliated securities, at value (Cost — $20,687,132)	20,687,132
Cash	1,000,735
Receivable for securities sold	4,884,023
Interest receivable	4,296,594
Deposits with brokers for centrally cleared swap contracts	2,152,713
Deposits with brokers for open futures contracts and exchange-traded options	718,212
Receivable for Fund shares sold	53,318
Prepaid expenses	59,295
Total Assets	777,555,568

Liabilities:
Payable for securities purchased	33,841,289
Payable for Fund shares repurchased	559,774
Written options, at value (premiums received — $140,899)	346,003
Investment management fee payable	205,246
Payable to broker — variation margin on open futures contracts	63,937
Distributions payable	44,660
Service and/or distribution fees payable	22,634
Trustees’ fees payable	3,269
Payable to broker — variation margin on centrally cleared swap contracts	1,370
Accrued expenses	103,973
Total Liabilities	35,192,155
Total Net Assets	$742,363,413

Net Assets:
Par value (Note 7)	$1,902
Paid-in capital in excess of par value	766,085,670
Total distributable earnings (loss)	(23,724,159)
Total Net Assets	$742,363,413

See Notes to Financial Statements.

32	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Net Assets:
Class A	$43,064,823
Class C	$6,063,783
Class C1	$19,100,110
Class R	$150,575
Class I	$149,330,456
Class IS	$524,653,666

Shares Outstanding:
Class A	11,030,807
Class C	1,554,566
Class C1	4,890,671
Class R	38,612
Class I	38,249,372
Class IS	134,426,772

Net Asset Value:
Class A (and redemption price)	$3.90
Class C*	$3.90
Class C1 (and redemption price)	$3.91
Class R (and redemption price)	$3.90
Class I (and redemption price)	$3.90
Class IS (and redemption price)	$3.90
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.99

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	33

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Interest from unaffiliated investments	$11,673,933
Interest from affiliated investments	167,302
Less: Foreign taxes withheld	(977)
Total Investment Income	11,840,258

Expenses:
Investment management fee (Note 2)	1,249,878
Service and/or distribution fees (Notes 2 and 5)	149,562
Transfer agent fees (Note 5)	119,840
Registration fees	78,041
Fund accounting fees	37,548
Legal fees	33,171
Audit and tax fees	23,471
Shareholder reports	9,894
Trustees’ fees	7,951
Commitment fees (Note 9)	4,047
Insurance	2,229
Custody fees	1,439
Interest expense	1,429
Miscellaneous expenses	10,229
Total Expenses	1,728,729
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(47,043)
Net Expenses	1,681,686
Net Investment Income	10,158,572

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	816,282
Futures contracts	(2,137,146)
Written options	464,498
Swap contracts	(641,289)
Net Realized Loss	(1,497,655)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	14,858,600
Futures contracts	2,529,035
Written options	(159,350)
Swap contracts	(1,830,691)
Change in Net Unrealized Appreciation (Depreciation)	15,397,594
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	13,899,939
Increase in Net Assets From Operations	$24,058,511

See Notes to Financial Statements.

34	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$10,158,572	$15,957,449
Net realized loss	(1,497,655)	(1,409,150)
Change in net unrealized appreciation (depreciation)	15,397,594	(3,185,698)
Increase in Net Assets From Operations	24,058,511	11,362,601

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,540,754)	(17,305,075)
Decrease in Net Assets From Distributions to Shareholders	(10,540,754)	(17,305,075)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	92,997,595	240,272,401
Reinvestment of distributions	10,259,368	16,804,805
Cost of shares repurchased	(77,988,137)	(147,929,865)
Increase in Net Assets From Fund Share Transactions	25,268,826	109,147,341
Increase in Net Assets	38,786,583	103,204,867

Net Assets:
Beginning of period	703,576,830	600,371,963
End of period	$742,363,413	$703,576,830

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	35

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$3.83	$3.87	$3.85	$3.84	$3.89	$3.90

Income (loss) from operations:
Net investment income	0.05	0.08	0.05	0.05	0.04	0.03
Net realized and unrealized gain (loss)	0.07	(0.03)	0.04	0.02	(0.04)	0.01
Total income (loss) from operations	0.12	0.05	0.09	0.07	(0.00) [3]	0.04

Less distributions from:
Net investment income	(0.05)	(0.09)	(0.07)	(0.06)	(0.05)	(0.05)
Total distributions	(0.05)	(0.09)	(0.07)	(0.06)	(0.05)	(0.05)

Net asset value, end of period	$3.90	$3.83	$3.87	$3.85	$3.84	$3.89
Total return[4]	3.20%	1.29%	2.23%	1.85%[5]	0.06%	0.94%

Net assets, end of period (000s)	$43,065	$30,894	$29,977	$43,445	$38,915	$45,677

Ratios to average net assets:
Gross expenses	0.74%[6]	0.75%	0.78%	0.78%	0.76%	0.79%
Net expenses	0.73 [6,7,8]	0.74 [7,8]	0.74 [7,8]	0.78	0.76	0.79 [8]
Net investment income	2.58 [6]	2.12	1.37	1.20	1.04	0.89

Portfolio turnover rate	27%[9]	52%[9]	42%[9]	22%[9]	34%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.58% for the year ended December 31, 2016.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 34% for the six months ended June 30, 2019 and 100%, 89% and 24% for the years ended December 31, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

36	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$3.83	$3.86	$3.85	$3.84	$3.89	$3.90

Income (loss) from operations:
Net investment income	0.03	0.05	0.02	0.02	0.01	0.00 [3]
Net realized and unrealized gain (loss)	0.08	(0.02)	0.03	0.02	(0.04)	0.01
Total income (loss) from operations	0.11	0.03	0.05	0.04	(0.03)	0.01

Less distributions from:
Net investment income	(0.04)	(0.06)	(0.04)	(0.03)	(0.02)	(0.02)
Total distributions	(0.04)	(0.06)	(0.04)	(0.03)	(0.02)	(0.02)

Net asset value, end of period	$3.90	$3.83	$3.86	$3.85	$3.84	$3.89
Total return[4]	2.81%	0.80%	1.23%	1.12%[5]	(0.73)%	0.13%

Net assets, end of period (000s)	$6,064	$8,487	$7,537	$9,152	$6,929	$9,166

Ratios to average net assets:
Gross expenses	1.50%[6]	1.49%	1.55%	1.56%	1.54%	1.61%
Net expenses[7]	1.49 [6,8]	1.48 [8]	1.51 [8]	1.44 [8]	1.54	1.59 [8]
Net investment income	1.82 [6]	1.41	0.60	0.55	0.27	0.08

Portfolio turnover rate	27%[9]	52%[9]	42%[9]	22%[9]	34%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.86% for the year ended December 31, 2016.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 1.60%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 34% for the six months ended June 30, 2019 and 100%, 89% and 24% for the years ended December 31, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$3.83	$3.87	$3.85	$3.84	$3.89	$3.90

Income (loss) from operations:
Net investment income	0.04	0.07	0.04	0.04	0.03	0.02
Net realized and unrealized gain (loss)	0.09	(0.03)	0.03	0.02	(0.04)	0.01
Total income (loss) from operations	0.13	0.04	0.07	0.06	(0.01)	0.03

Less distributions from:
Net investment income	(0.05)	(0.08)	(0.05)	(0.05)	(0.04)	(0.04)
Total distributions	(0.05)	(0.08)	(0.05)	(0.05)	(0.04)	(0.04)

Net asset value, end of period	$3.91	$3.83	$3.87	$3.85	$3.84	$3.89
Total return[3]	3.33%	1.07%	1.94%	1.58%[4]	(0.21)%	0.68%

Net assets, end of period (000s)	$19,100	$32,443	$39,335	$49,158	$61,983	$79,780

Ratios to average net assets:
Gross expenses	1.00%[5]	0.97%	1.06%	1.05%	1.03%	1.05%
Net expenses	0.99 [5,6,7]	0.96 [6,7]	1.02 [6,7]	1.05	1.03	1.05 [6]
Net investment income	2.32 [5]	1.90	1.10	0.93	0.76	0.63

Portfolio turnover rate	27%[8]	52%[8]	42%[8]	22%[8]	34%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended December 31, 2016.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 34% for the six months ended June 30, 2019 and 100%, 89% and 24% for the years ended December 31, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

38	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2018	2017	2016	2015	2014[3]

Net asset value, beginning of period	$3.83	$3.86	$3.85	$3.84	$3.88	$3.91

Income (loss) from operations:
Net investment income	0.04	0.07	0.04	0.03	0.03	0.02
Net realized and unrealized gain (loss)	0.07	(0.02)	0.02	0.03	(0.03)	(0.02)
Total income (loss) from operations	0.11	0.05	0.06	0.06	(0.00) [4]	(0.00)	[4]

Less distributions from:
Net investment income	(0.04)	(0.08)	(0.05)	(0.05)	(0.04)	(0.03)
Total distributions	(0.04)	(0.08)	(0.05)	(0.05)	(0.04)	(0.03)

Net asset value, end of period	$3.90	$3.83	$3.86	$3.85	$3.84	$3.88
Total return[5]	3.01%	1.19%	1.60%	1.53%[6]	0.00%	0.06%

Net assets, end of period (000s)	$151	$173	$171	$28	$13	$10

Ratios to average net assets:
Gross expenses	1.25%[7]	1.29%	1.21%	1.39%	1.14%	1.19%[7]
Net expenses[8,9]	1.10 [7]	1.10	1.10	1.10	1.10	1.09	[7]
Net investment income	2.21 [7]	1.77	1.05	0.90	0.71	0.60	[7]

Portfolio turnover rate	27%[10]	52%[10]	42%[10]	22%[10]	34%	41%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	For the period January 31, 2014 (inception date) to December 31, 2014.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.26% for the year ended December 31, 2016.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 34% for the six months ended June 30, 2019 and 100%, 89% and 24% for the years ended December 31, 2018, 2017 and 2016, respectively.

[11]	For the year ended December 31, 2014.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$3.83	$3.87	$3.85	$3.84	$3.89	$3.90

Income (loss) from operations:
Net investment income	0.05	0.09	0.06	0.06	0.05	0.05
Net realized and unrealized gain (loss)	0.08	(0.03)	0.03	0.02	(0.04)	0.00 [3]
Total income from operations	0.13	0.06	0.09	0.08	0.01	0.05

Less distributions from:
Net investment income	(0.06)	(0.10)	(0.07)	(0.07)	(0.06)	(0.06)
Total distributions	(0.06)	(0.10)	(0.07)	(0.07)	(0.06)	(0.06)

Net asset value, end of period	$3.90	$3.83	$3.87	$3.85	$3.84	$3.89
Total return[4]	3.32%	1.54%	2.46%	2.14%[5]	0.33%	1.24%

Net assets, end of period (millions)	$149	$142	$62	$64	$125	$137

Ratios to average net assets:
Gross expenses	0.53%[6]	0.53%	0.56%	0.50%	0.49%	0.49%
Net expenses[7]	0.50 [6,8]	0.50 [8]	0.51 [8]	0.50	0.49	0.49 [8]
Net investment income	2.82 [6]	2.44	1.61	1.49	1.31	1.19

Portfolio turnover rate	27%[9]	52%[9]	42%[9]	22%[9]	34%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.87% for the year ended December 31, 2016.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I did not exceed 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 34% for the six months ended June 30, 2019 and 100%, 89% and 24% for the years ended December 31, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

40	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$3.83	$3.87	$3.85	$3.84	$3.89	$3.90

Income (loss) from operations:
Net investment income	0.06	0.10	0.07	0.06	0.05	0.05
Net realized and unrealized gain (loss)	0.07	(0.04)	0.03	0.02	(0.04)	0.00 [3]
Total income from operations	0.13	0.06	0.10	0.08	0.01	0.05

Less distributions from:
Net investment income	(0.06)	(0.10)	(0.08)	(0.07)	(0.06)	(0.06)
Total distributions	(0.06)	(0.10)	(0.08)	(0.07)	(0.06)	(0.06)

Net asset value, end of period	$3.90	$3.83	$3.87	$3.85	$3.84	$3.89
Total return[4]	3.37%	1.63%	2.56%	2.19%[5]	0.37%	1.28%

Net assets, end of period (millions)	$525	$490	$462	$430	$435	$396

Ratios to average net assets:
Gross expenses	0.41%[6]	0.41%	0.45%	0.46%	0.45%	0.45%
Net expenses[7,8]	0.40 [6]	0.40	0.41	0.45	0.45	0.45
Net investment income	2.92 [6]	2.48	1.71	1.54	1.35	1.23

Portfolio turnover rate	27%[9]	52%[9]	42%[9]	22%[9]	34%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.92% for the year ended December 31, 2016.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.45%.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 34% for the six months ended June 30, 2019 and 100%, 89% and 24% for the years ended December 31, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	41

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

42	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$133,992,296	$0	*	$133,992,296
Other Corporate Bonds & Notes	—	208,267,162	—		208,267,162
U.S. Government & Agency Obligations	—	128,418,552	—		128,418,552
Collateralized Mortgage Obligations	—	110,376,902	—		110,376,902
Asset-Backed Securities	—	82,784,080	—		82,784,080
Mortgage-Backed Securities	—	66,046,642	—		66,046,642
Sovereign Bonds	—	11,606,822	—		11,606,822
U.S. Treasury Inflation Protected Securities	—	1,843,590	—		1,843,590
Purchased Options	$367,500	—	—		367,500
Total Long-Term Investments	367,500	743,336,046	0	*	743,703,546
Short-Term Investments†	—	20,687,132	—		20,687,132
Total Investments	$367,500	$764,023,178	$0	*	$764,390,678
Other Financial Instruments:
Futures Contracts	$3,382,607	—	—		$3,382,607
Centrally Cleared Interest Rate Swaps	—	$272,577	—		272,577
Total Other Financial Instruments	$3,382,607	$272,577	—		$3,655,184
Total	$3,750,107	$764,295,755	$0	*	$768,045,862

44	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$346,003	—	—	$346,003
Futures Contracts	808,403	—	—	808,403
Centrally Cleared Interest Rate Swaps	—	$2,029,218	—	2,029,218
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	85,010	—	85,010
Total	$1,154,406	$2,114,228	—	$3,268,634

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts.

46	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2019, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and

48	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(k) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign

50	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

52	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. Western Asset Limited provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset Limited to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C,

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Class C1, Class R, Class I and Class IS shares did not exceed 0.80%, 1.55%, 1.05%, 1.10%, 0.50% and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $47,043.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$357	—
CDSCs	—	$3,311

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$67,441,164	$244,946,789
Sales	58,569,372	185,953,004

54	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$755,058,927	$14,511,803	$(5,180,052)	$9,331,751
Swap contracts	(991,507)	272,577	(2,114,228)	(1,841,651)
Written options	(140,899)	16,013	(221,117)	(205,104)
Futures contracts	—	3,382,607	(808,403)	2,574,204

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$367,500
Futures contracts[3]	3,382,607
Centrally cleared swap contracts[4]	272,577
Total	$4,022,684

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$346,003	—	$346,003
Futures contracts[3]	808,403	—	808,403
Centrally cleared swap contracts[4]	2,029,218	$85,010	2,114,228
Total	$3,183,624	$85,010	$3,268,634

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(100,869)	—	$(100,869)
Written options	464,498	—	464,498
Futures contracts	(2,137,146)	—	(2,137,146)
Swap contracts	(633,183)	$(8,106)	(641,289)
Total	$(2,406,700)	$(8,106)	$(2,414,806)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$294,621	—	$294,621
Written options	(159,350)	—	(159,350)
Futures contracts	2,529,035	—	2,529,035
Swap contracts	(1,745,681)	$(85,010)	(1,830,691)
Total	$918,625	$(85,010)	$833,615

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$114,446
Written options	183,267
Futures contracts (to buy)	503,892,639
Futures contracts (to sell)	143,850,925

Average Notional Balance
Interest rate swap contracts	$139,947,571
Credit default swap contracts (to buy protection)	4,418,571

56	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$42,361	$14,054
Class C	34,865	3,256
Class C1	71,907	13,363
Class R	429	290
Class I	—	88,149
Class IS	—	728
Total	$149,562	$119,840

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,400
Class C	296
Class C1	1,227
Class R	125
Class I	22,340
Class IS	21,655
Total	$47,043

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class A	$456,588	$666,999
Class C	67,299	109,006
Class C1	349,762	752,324
Class R	1,993	3,405
Class I	2,092,811	2,700,046
Class IS	7,572,301	13,073,295
Total	$10,540,754	$17,305,075

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,244,922	$16,467,534	3,530,963	$13,544,052
Shares issued on reinvestment	103,428	400,855	147,717	566,850
Shares repurchased	(1,379,828)	(5,350,348)	(3,365,286)	(12,923,826)
Net increase	2,968,522	$11,518,041	313,394	$1,187,076

Class C
Shares sold	105,166	$406,026	1,570,779	$6,010,468
Shares issued on reinvestment	17,096	66,157	26,604	101,966
Shares repurchased	(784,221)	(3,025,509)	(1,330,947)	(5,102,872)
Net increase (decrease)	(661,959)	$(2,553,326)	266,436	$1,009,562

Class C1
Shares sold	24,890	$96,079	73,451	$281,915
Shares issued on reinvestment	89,580	347,043	194,771	747,544
Shares repurchased	(3,685,794)	(14,310,710)	(1,969,018)	(7,558,052)
Net decrease	(3,571,324)	$(13,867,588)	(1,700,796)	$(6,528,593)

Class R
Shares sold	957	$3,692	11,890	$45,544
Shares issued on reinvestment	513	1,983	887	3,396
Shares repurchased	(7,937)	(30,887)	(11,901)	(45,606)
Net increase (decrease)	(6,467)	$(25,212)	876	$3,334

Class I
Shares sold	8,123,226	$31,375,444	26,093,684	$100,198,816
Shares issued on reinvestment	522,553	2,024,081	679,732	2,606,114
Shares repurchased	(7,433,406)	(28,710,931)	(5,721,726)	(21,937,158)
Net increase	1,212,373	$4,688,594	21,051,690	$80,867,772

Class IS
Shares sold	11,562,886	$44,648,820	31,309,343	$120,191,606
Shares issued on reinvestment	1,915,247	7,419,249	3,331,977	12,778,935
Shares repurchased	(6,885,959)	(26,559,752)	(26,172,351)	(100,362,351)
Net increase	6,592,174	$25,508,317	8,468,969	$32,608,190

58	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2019. The following transactions were effected in shares of such companies for the six months ended June 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$16,986,468	$165,765,128	165,765,128	$162,064,464	162,064,464

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Western Asset Government Cash Management Portfolio LLC	—	$167,302	—	$20,687,132

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2019, the Fund incurred a commitment fee in the amount

Western Asset Short-Term Bond Fund 2019 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

of $4,047. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2019.

10. Deferred capital losses

As of December 31, 2018, the Fund had deferred capital losses of $28,989,985, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

60	Western Asset Short-Term Bond Fund 2019 Semi-Annual Report

Western Asset

Short-Term Bond Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short-Term Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0632 8/19 SR19-3683

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 26, 2019